PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.5%
Municipal Bonds 96.9%
Alabama 1.8%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000%(cc)	12/01/52	4,035	$3,836,896
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,174,661
Proj. Series B-1 (Mandatory put date 10/01/27)	4.000(cc)	04/01/53	3,000	2,945,906
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,004,274
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	511,231
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	514,674
				12,987,642
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,796,170
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,711,050
Sr. Series B-2, Class 2, Rfdg., CABS	3.400(t)	06/01/66	1,000	108,598
				5,615,818
Arizona 5.1%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	968,192
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,241,495
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,945,012
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,508,782
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	550,744

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,364,008
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT, 144A	4.000	10/15/47	3,500	2,784,845
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	1,919,312
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	964,436
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	938,109
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	933,352
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,214,859

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000%	09/01/29	3,000	$3,000,739
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	5,100,140
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	9,000	9,249,248
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	839,847
Friendship Vlg., Series B	4.000	12/01/56	1,000	645,938
				36,169,058
California 7.0%
California Cmnty. Choice Fing. Auth. Rev., Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	3,850	3,857,332
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	869,121
Sub. Series B-1, Rfdg.	5.000	06/01/49	1,695	1,704,430
Sub. Series B-2, Rfdg., CABS	5.350(t)	06/01/55	3,000	536,089

California Infrast. & Econ. Dev. Bank Rev., Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	503,456
California Muni. Fin. Auth. Rev.,
Series A, 144A	5.500	06/01/48	750	711,674
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11	5.000	09/01/57	2,150	2,042,306
United Airlines, Inc. Proj., AMT	4.000	07/15/29	5,000	4,815,544

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	660,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	752,833
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	652,429
KIPP LA Proj., Series A, 144A	5.000	07/01/47	820	823,976
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	626,773
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,450,439
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,043,367
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/43	4,475	4,488,804
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	2,500	2,509,345

Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.953	07/25/36	34,393	2,001,067
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	3.750(t)	06/01/66	21,150	2,261,453

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000%	09/01/44	1,000	$1,008,396
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	1,000	843,657
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	728	729,806
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	3,930,031
Series A	5.500	11/15/37	685	733,956
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,481,583
Series A	7.000	11/01/34	1,650	1,994,953

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	3.750(t)	06/01/60	3,500	522,191
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,078,065
Sacramento,
Spl. Tax	4.000	09/01/46	750	621,755
Spl. Tax	4.000	09/01/50	1,000	802,051

San Diego Cnty. Regl. Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/51	1,500	1,534,299
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	653,363
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.625(t)	06/01/54	3,000	526,477
				49,771,021
Colorado 3.8%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,295,354
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	951,619
Rfdg.	5.000	11/01/44	885	851,010
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,628,055
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,262,818
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	754,465
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,000	1,749,811
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,225	1,253,709
Series A, Rfdg., AMT	5.500	11/15/40	5,250	5,714,552

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Denver City & Cnty. Arpt. Sys. Rev., (cont’d.)
Series D, AMT, Rfdg.	5.750%	11/15/35	2,000	$2,273,449
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	336,243
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	763,746

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,523,038
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	929,504
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	4,740,283
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	346,595
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	765,578
				27,139,829
Connecticut 0.3%
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	1,978,452
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	689,233
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	991,701
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	501,221
				2,182,155
District of Columbia 2.8%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,053,406
Friendship Pub. Chrt. Sch. (Pre-refunded date 12/01/22)(ee)	5.000	06/01/42	3,500	3,500,000
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	867,196
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	739,673
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,281,175

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
KIPP DC Proj.	4.000%	07/01/49	1,000	$845,785
Rfdg.	5.000	06/01/40	1,500	1,504,029
Rfdg.	5.000	06/01/55	1,500	1,372,499
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	1,836,117

Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev., Series A, Rfdg., AMT	5.000	10/01/29	4,000	4,316,705
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev., Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,777,650
				20,094,235
Florida 9.6%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,528,966
Broward Cnty. Port Facs. Rev., Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	1,740,468
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,360	1,361,860
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	882,989
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	423,878
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,551,579

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,046,101
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,006,940
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,855,079
Glendridge on Palmer Ranch Proj., Rfdg.	5.000	06/01/51	2,000	1,660,063
Mater Academy Proj., Series A	5.000	06/15/55	1,000	963,565
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,589,332
River City Science Academy Proj., Series A	4.000	07/01/45	565	470,441
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	1,853,013

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,822,010
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	4.000	10/01/52	3,350	2,845,169
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,006,190
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,703,277

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750%	05/01/36(d)	820	$751,222
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	901,591
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	911,619
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	499,110
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	980,914
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	999,707
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	589,800
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	772,721
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	148,394
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,200	1,127,806

Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,947,733
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp.	4.000	10/01/52	2,000	1,763,540
Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,040,984
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	5,000	4,024,569
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,201,921
Series A-2, Rfdg., CABS	3.660(t)	10/01/54	1,000	171,718

Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	522,801
Pompano Beach Rev., John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,786,134
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,135,894
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,109,338
Tallahassee Hlth. Facs. Mem. Rev., Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,435,726
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,705	1,697,302
Vlg. CDD No. 10, Spl. Assmt., Fla.	6.000	05/01/44	700	704,363
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,260	1,195,655
Vlg. CDD No. 12, Spl. Assmt., Fla., 144A	4.250	05/01/43	2,675	2,347,219

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.550%	05/01/39	485	$391,338
Spl. Assmt., Fla.	3.700	05/01/50	970	712,966
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,185	824,068
				68,007,073
Georgia 0.9%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,796,875
Main Street Natural Gas, Inc. Rev., Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,007,226
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,547,538
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	907,600
				6,259,239
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Series A	5.000	01/01/50	1,000	1,000,736
Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,543,358
Illinois 14.3%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	963,615
Series A, GO, 144A	7.000	12/01/46	1,500	1,625,884
Series A, GO, Rfdg.	4.000	12/01/27	500	484,353
Series A, GO, Rfdg.	5.000	12/01/35	500	493,440
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,590,330
Series C, GO	5.250	12/01/35	1,015	1,017,100
Series D, GO	5.000	12/01/46	2,470	2,345,167
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,139,377
Series H, GO	5.000	12/01/46	2,390	2,244,135

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,571,672

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000%	01/01/53	3,005	$2,698,780
Gen., Sr. Lien, Series C, Rfdg., AMT	5.375	01/01/39	1,500	1,501,968
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,914,243
Sr. Lien, Series A, AMT	5.500	01/01/53	2,000	2,098,569
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	998,224

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	886,727
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,393,528
Chicago, IL,
Series 2003-B, GO, Rfdg. (Escrowed to Maturity Date 01/01/23)(ee)	5.000	01/01/23	750	751,448
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,559,063
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,530,069
Series A, GO, Rfdg.	5.000	01/01/33	5,000	5,033,398
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,038,295
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,584,275
Series B, Exchange, GO, Rfdg.	4.000	01/01/37	1,461	1,247,936
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,020,678
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,456,652

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,084,299
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	970,573
Northshore Univ. Hlth. Sys., Series A, Rfdg.	4.000	08/15/41	1,000	939,362
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	1,835	1,534,828
Plymouth Place, Inc., Temps 40, Series B-3	4.750	11/15/27	1,000	1,005,101
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,511
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	278,540
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	5,564,618
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	2,583,849
Illinois St.,
GO	4.000	06/01/36	3,000	2,804,778
GO	5.000	04/01/31	2,000	2,026,764
GO	5.000	01/01/32	1,385	1,418,904
GO	5.000	05/01/33	950	960,969
GO	5.000	05/01/36	2,000	2,013,484
GO	5.000	02/01/39	2,215	2,223,471
GO	5.000	05/01/39	2,000	2,008,951

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.250%	07/01/31	1,000	$1,008,265
GO	5.500	05/01/30	1,500	1,610,104
GO	5.500	05/01/39	2,500	2,655,651
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,880,395
Series A, GO	5.000	12/01/39	2,500	2,533,325
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,308,482
Series C, GO	5.000	11/01/29	2,800	2,911,951
Series D, GO	5.000	11/01/26	1,500	1,552,829
Series D, GO	5.000	11/01/27	950	988,201
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	3,992,259
Series A	4.000	06/01/39	3,015	2,996,407

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,384,299
				101,440,096
Indiana 0.3%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	400	403,263
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,529,427
				1,932,690
Iowa 0.3%
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	858,141
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	945	942,633
				1,800,774
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	815	736,056
Kentucky 1.1%
Henderson Rev., Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	445,760
Kentucky Pub. Energy Auth. Rev.,
Gas Sply. Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	497,036

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series A-1 (Mandatory put date 08/01/30)	4.000%(cc)	08/01/52	6,700	$6,520,516
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	500	491,148
				7,954,460
Louisiana 0.6%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	1,894,862
Louisiana Pub. Facs. Auth. Rev., Ochsner Clnc. Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,008,109
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,073,246
				3,976,217
Maryland 0.5%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	1,000	840,176
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,432,207
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,039,069
				3,311,452
Michigan 0.6%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,667,753
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	605	602,964
Sr. Series B-2, Class 2, Rfdg., CABS	4.970(t)	06/01/65	2,000	176,032

Summit Academy Rev., Rfdg.^	6.250	11/01/25	755	369,950
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,502,019
				4,318,718
Minnesota 0.4%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,141,636

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota (cont’d.)
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000%	11/15/44	1,000	$1,061,863
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	943,009
				3,146,508
Mississippi 0.6%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,198,204
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	2,893,378
				4,091,582
Missouri 2.4%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,766,895
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,853,708
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	911,835
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,539,781
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,754,491
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,743,620

Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	1,990,520
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	1,772,969
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,001,909
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	937,737
				17,273,465
Nevada 0.3%
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	889,865
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	987,289
				1,877,154

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750%(cc)	07/01/45	1,000	$780,093
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,647,425
				2,427,518
New Jersey 6.0%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	4,992,239
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	1,365	1,365,401
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,284,593
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,392,586
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,075	1,021,920
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	906,562
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,048,461
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,449,049
Series AAA	5.000	06/15/41	2,020	2,058,477
Series DDD	5.000	06/15/42	1,000	1,023,939
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	69,234
Series WW, Unrefunded	5.250	06/15/40	1,185	1,208,859
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,023,906
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,722,783
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,499,943
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,085,785
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,017,064

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,538,350
New Jersey Tpke. Auth. Rev., Series D, Rfdg.	5.000	01/01/28	2,150	2,294,429
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Sys., Rfdg.	4.000	12/15/39	500	470,579
Trans. Sys., Rfdg.	5.000	12/15/39	555	575,020
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,304,119
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,211,330
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,016,595

South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	757,167
Tob. Settlement Fing. Corp. Rev., Sub. Series B, Rfdg.	5.000	06/01/46	5,000	5,004,090
				42,342,480

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 5.1%
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch. Inc., Series A, 144A	5.000%	12/01/51	500	$415,471
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,025,110
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,373,527
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	5.872(t)	06/01/47	5,000	1,189,039
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	6.371(t)	06/01/50	4,000	406,813
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	2,969,555
Green Bond, Series D1	5.000	11/15/43	2,000	1,974,696

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	919,244
New York Liberty Dev. Corp. Rev., Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	700,708
New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	521,600
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	3,475	3,221,779
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,038,939
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,014,351
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,522,843
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	860	885,165
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,015,458
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,917,227
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,484,126
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	3.700(t)	06/01/66	1,000	108,614
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	473,125

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	4,965,481
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,107,384
				36,250,255

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina 0.3%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000%	10/01/35	1,000	$981,498
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,155	1,130,172
				2,111,670
Ohio 2.8%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,213,414
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	10,120	9,250,803
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	559,060
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,009,690
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,761,615
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,332,389

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	891,276
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	991,182
				20,009,429
Oklahoma 1.5%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	222,661
OU Medicine Proj., Series B	5.250	08/15/43	5,960	5,260,036
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,476,838
OU Medicine Proj., Series B	5.500	08/15/57	2,950	2,564,507

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,034,569
				10,558,611
Oregon 0.1%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Series A., Rfdg.	5.400	10/01/44	1,000	997,581
Pennsylvania 2.0%
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	989,252

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000%	07/01/56	1,000	$748,621
Pennsylvania Comnwlth., Series A, Rfdg., COP	4.000	07/01/46	1,500	1,402,656
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys., Series B, Rfdg.	4.000	08/15/42	700	679,470
Pennsylvania Tpke. Commn. Rev.,
Sub. Series A	5.500	12/01/42	1,500	1,571,776
Sub. Series A	5.500	12/01/46	1,740	1,811,786
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,084,517
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,827,458
New Fndtn. Chrt. Sch., Proj., (Pre-refunded date 12/15/22)(ee)	6.625	12/15/41	1,000	1,001,464
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	895,368
				14,012,368
Puerto Rico 8.1%
Commonwealth of Puerto Rico, Sub. Series CW NT Claims, CW GTY.	0.000(cc)	11/01/43	16,027	7,318,792
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.809(t)	07/01/24	808	744,792
Restructured, Series A, GO, CABS	5.054(t)	07/01/33	1,428	779,805
Restructured, Series A1, GO	4.000	07/01/33	1,109	967,352
Restructured, Series A1, GO	4.000	07/01/35	997	851,527
Restructured, Series A1, GO	4.000	07/01/37	856	713,207
Restructured, Series A1, GO	4.000	07/01/41	1,164	932,573
Restructured, Series A1, GO	4.000	07/01/46	1,210	929,463
Restructured, Series A1, GO	5.250	07/01/23	619	621,440
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,251,901
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,254,046
Restructured, Series A1, GO	5.625	07/01/29	1,204	1,232,199
Restructured, Series A1, GO	5.750	07/01/31	5,771	5,910,366

Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev., Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	4,914,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A-1	5.000	07/01/58	12,615	11,875,041

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-2	4.329%	07/01/40	10,729	$9,681,519
Restructured, Series A-1, CABS	5.793(t)	07/01/46	31,166	7,850,359
				57,829,331
Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,373,105
South Carolina 0.9%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	773,894
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,173,918
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,369,631
AMT	4.000	07/01/55	2,000	1,751,243
				6,068,686
Tennessee 2.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,951,786
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Vlg., Rfdg. (Pre-refunded date 12/01/22)(ee)	5.250	12/01/42	1,100	1,100,000
Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	15,500	15,388,785
				18,440,571
Texas 5.8%
Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	2,220	1,781,328
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,059,969
Sub., Rfdg.	4.000	01/01/41	1,100	1,023,646
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,362
Idea Pub. Sch.	6.000	08/15/43	1,100	1,119,079

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,013,131

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000%	07/15/35	2,000	$2,007,236
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,500,973

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,061,147
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	982,239
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,768,030

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	1,945,033
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,320,341
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,223,866
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,351,972
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,280,859
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	1,969,667

Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	933,935
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,090,770
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	966,688

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,276,608
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	545,946
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	508,620
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,535,774

White Settlement Independent Sch. Dist., GO	5.000	08/15/55	2,500	2,697,030
				40,964,249
Utah 0.2%
Salt Lake City Arpt. Rev., Series A, AMT	5.000	07/01/47	1,100	1,112,882
Vermont 0.2%
Vermont Econ. Dev. Auth. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,528,019

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.7%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000%(cc)	07/15/40	1,000	$983,714
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	736,658
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,471,216
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,152,198
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	998,128
				5,341,914
Washington 1.7%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	999,903
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,100	3,156,804
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	1,300	1,382,762

Washington Econ. Dev. Fin. Auth. Rev., Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	1,986,444
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,111,009
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg., 144A	7.375	01/01/44	2,000	2,009,782
Social Certificate, Series A-1	3.500	12/20/35	1,957	1,794,125
				12,440,829
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,422,221
Wisconsin 3.4%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	958,671
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,056,660
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	883,973
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,817,020
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,332,543

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000%	07/01/47	1,000	$937,705
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	423,878
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	1,750	1,073,573
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	3,000	1,840,411
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,468,768
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,000,946
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,469,454
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	1,779,928
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,182,411
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,184,915
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,383,948
Hope Christian Schs.	4.000	12/01/51	1,000	698,003
Hope Christian Schs.	4.000	12/01/56	3,100	2,112,088
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,396,619
				24,001,514

Total Municipal Bonds (cost $748,735,215)				687,841,021

	Shares
Exchange-Traded Funds 2.6%
iShares National Muni Bond ETF	111,286	11,820,799
VanEck High Yield Muni ETF	132,491	6,864,359

Total Exchange-Traded Funds (cost $18,291,042)			18,685,158

Total Long-Term Investments (cost $767,026,257)			706,526,179

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $780,304)(wh)	780,304	$780,304

TOTAL INVESTMENTS 99.6% (cost $767,806,561)		707,306,483
Other assets in excess of liabilities(z) 0.4%		2,920,336

Net Assets 100.0%		$710,226,819

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
GO—General Obligation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,781,172 and 0.3% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2022.
(wh)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
220	20 Year U.S. Treasury Bonds	Mar. 2023	$27,940,000	$(304,232)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).